EMPLOYEE BENEFIT PLANS, Plan Asset Allocations (Details) (Pension Benefits [Member])	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Pension Benefits [Member]
Target allocation [Abstract]
Domestic equity securities (in hundredths)	60.00%	60.00%
International equity securities (in hundredths)	10.00%	10.00%
Debt securities (in hundredths)	15.00%	15.00%
Real estate (in hundredths)	15.00%	15.00%
Other and cash (in hundredths)	0.00%	0.00%
Total (in hundredths)	100.00%	100.00%
Weighted-average allocations [Abstract]
Domestic equity securities (in hundredths)	62.00%	61.00%
International equity securities (in hundredths)	11.00%	11.00%
Debt securities (in hundredths)	16.00%	15.00%
Real estate (in hundredths)	4.00%	8.00%
Other and cash (in hundredths)	7.00%	5.00%
Total (in hundredths)	100.00%	100.00%
Basis used to determine long-term rate of return assumption [Abstract]
One-year pension returns (losses) (in hundredths)	15.30%
Three-year pension returns (losses) (in hundredths)	(3.50%)
Five-year pension returns (losses) (in hundredths)	3.50%
Long-term average return since plan inception (in hundredths)	8.60%
Long-term rate of return assumption (in hundredths)	8.25%	8.50%	8.50%